Investment Contracts Insurance Liabilities And Insurance Annuity Benefits	12 Months Ended
Dec. 31, 2015
Liability For Future Policy Benefits And Unpaid Claims And Claims Adjustment Expense Abstract
LiabilityForFuturePolicyBenefitsAndUnpaidClaimsDisclosureTextBlock

NOTE 11. INVESTMENT CONTRACTS, INSURANCE LIABILITIES AND INSURANCE ANNUITY BENEFITS

Investment contracts, insurance liabilities and insurance annuity benefits comprise mainly obligations to annuitants and policyholders in our run-off insurance operations.

December 31 (In millions)	2015	2014

Life insurance benefits(a)	$19,978	$20,688
Investment contracts	2,955	3,970
Other(b)	3,223	3,224
	26,155	27,881
Eliminations	(463)	(449)
Total	$25,692	$27,432

  Life insurance benefits are accounted for mainly by a net-level-premium method using estimated yields generally ranging from 3.0% to 8.5% in both 2015 and 2014.
  Substantially all unpaid claims and claims adjustment expenses and unearned premiums.

When insurance affiliates cede insurance risk to third parties, such as reinsurers, they are not relieved of their primary obligation to policyholders. When losses on ceded risks give rise to claims for recovery, we establish allowances for probable losses on such receivables from reinsurers as required. Reinsurance recoverables are included in the caption “Other GE Capital receivables" on our Statement of Financial Position, and amounted to $1,880 million and $1,742 million at December 31, 2015 and 2014 respectively.

We recognize reinsurance recoveries as a reduction of the Statement of Earnings caption “Investment contracts, insurance losses and insurance annuity benefits.” Reinsurance recoveries were $295 million, $240 million and $250 million in 2015, 2014 and 2013, respectively.